Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	TANAKA Funds, Inc.
Entity Central Index Key	0001051219
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Class R
Shareholder Report [Line Items]
Fund Name	TANAKA GROWTH FUND
Class Name	Tanaka Growth Fund
Trading Symbol	TGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tanaka Growth Fund - TGFRX (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://tanaka.com/tanaka-growth-fund. You can also request this information by contacting us at 1-877-4-TANAKA.
Additional Information Phone Number	1-877-4-TANAKA.
Additional Information Email	https://tanaka.com/tanaka-growth-fund.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Tanaka Growth Fund	$231.00	1.95%

*Annualized

Expenses Paid, Amount	$ 231.00
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The TANAKA Growth Fund gained 37.0% for its fiscal 2025 ending November 30th compared with gains of 16.8% for the Wilshire 2500 Growth index and 15.0% for the S&P 500. Mega Cap Tech and Artificial Intelligence continued to dominate market leadership during the year, and while the Fund benefited from holdings aligned with the AI infrastructure cycle, much of our outperformance was driven by small- and mid-cap stock picks in areas such as Health Care, Energy, Gold, and Critical Minerals. Performance was broad-based with three holdings up over 200%, eight up more than 40%, and ten up more than 20% during the fiscal year.

Two mid-cap Biotech stock picks were among the Fund’s top contributors, benefiting from strong commercial drug sales and positive clinical trial developments. Several metals and mining-related positions also contributed meaningfully to results, including a Gold producer that benefited from higher gold prices and the start-up of a new mine, Uranium holdings that gained amid rising demand for nuclear power, and a Critical Minerals company that secured large government and commercial contracts and is expanding its production capabilities. Our core Semiconductor and Semi Capital Equipment companies continued to play important roles in the AI infrastructure buildout while our Warehouse Automation holding remains a strong example of the productivity and cost efficiencies enabled by AI adoption. Partially offsetting these gains was a decline in an inverse S&P 500 ETF used as a market hedge, which we subsequently sold as markets recovered from the spring tariff-driven correction. In addition, one of our small-cap Biotech companies lagged following a clinical trial disruption, and our Consumer Staples and Financials positions underperformed the market as investor focus remained concentrated in Technology and AI.

As we enter the new year, our investment approach remains unchanged: focusing on companies with identifiable company-specific growth drivers that may be less dependent on broader market or macroeconomic conditions. We believe the continued growth of passive investing and increased market concentration are contributing to meaningful disconnects between stock prices and underlying fundamentals, particularly outside of Large Cap Technology. In our view, this environment creates a favorable backdrop for active investors like us to research and identify high-quality companies across sectors and market capitalizations that may be overlooked despite attractive long-term prospects.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

TOTAL RETURNS FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 2025

FUND/INDEX	ONE YEAR	FIVE YEAR	TEN YEAR	VALUE
Tanaka Growth Fund	37.02%	25.57%	12.90%	$33,660
Wilshire 2500 Growth Fund	16.84%	16.26%	16.77%	$47,117

Net Assets	$ 31,430,893
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 234,409
Investment Company, Portfolio Turnover	23.35%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$31,430,893	25	23.35%	$234,409

Holdings [Text Block]
Largest Holdings [Text Block]

Ttop ten holdings (% OF Net ASsets)

1.	Corcept Therapeutics, Inc.	13.20%
2.	Nuvation Bio, Inc.	10.73%
3.	Huntington Conservative Deposit Account	9.13%
4.	NVIDIA Corp.	7.86%
5.	United States Antimony Corp.	6.32%
6.	Symbotic Inc. Class A	6.00%
7.	Apple, Inc.	5.82%
8.	NexGen Energy Ltd.	5.41%
9.	Catalyst Pharmaceuticals, Inc.	3.92%
10.	Applied Materials, Inc.	3.11%
	Total % of Net Assets	71.50%

Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED The Fund has not had any material changes during the year ended November 30, 2025.
Updated Prospectus Phone Number	1-877-4-TANAKA
Updated Prospectus Email Address	https://tanaka.com/tanaka-growth-fund